Expense Example, No Redemption {- Franklin Massachusetts Tax-Free Income Fund} - Franklin Tax-Free Trust - TF1-34 - Franklin Massachusetts Tax-Free Income Fund - Class C	Mar. 08, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 129
3 Years	403
5 Years	697
10 Years	$ 1,534